POWERSHARES EXCHANGE-TRADED FUND TRUST
(the "Trust")

SUPPLEMENT DATED JULY 2, 2009 TO THE PROSPECTUS DATED AUGUST 29, 2008 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio
(each a "Fund" and collectively, the "Funds")

Jason Stoneberg has taken an operational role with the Trust and is no longer responsible for the day-to-day management of the Funds. Therefore, all references to Jason Stoneberg are hereby removed.

***

Tom Siomades is no longer responsible for the day-to-day management of the Funds. Therefore, all references to Tom Siomades are hereby removed.

***

The fourth paragraph of the section titled "Management of the Funds" is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of the Funds. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for each Fund's day-to-day management. Mr. Hubbard receives management assistance from John Browning, Michael Jeanette, Jeffrey Kernagis and Travis Trampe, who perform various functions related to portfolio management, including but not limited to, investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

***

The following paragraph is hereby added after the second paragraph of the section titled "Management of the Funds—Portfolio Managers":

John Browning is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the PowerShares Buyback AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio since June 2009. Prior to joining the Adviser, Mr. Browning was an Executive Director of the Unit Trust Investment Team with Morgan Stanley from 2005 to 2008. Prior to this, he was a Vice President with Morgan Stanley from 2000 to 2005.

Please Retain This Supplement For Future Reference.

P-PS-STK-1 7/2/09

POWERSHARES EXCHANGE-TRADED FUND TRUST
(the "Trust")

SUPPLEMENT DATED JULY 2, 2009 TO THE PROSPECTUS DATED AUGUST 29, 2008 OF:

PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares NXQ Portfolio
(each a "Fund" and collectively, the "Funds")

Jason Stoneberg has taken an operational role with the Trust and is no longer responsible for the day-to-day management of the Funds. Therefore, all references to Jason Stoneberg are hereby removed.

***

Tom Siomades is no longer responsible for the day-to-day management of the Funds. Therefore, all references to Tom Siomades are hereby removed.

***

The fifth paragraph of the section titled "Management of the Funds" is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of the Funds. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for each Fund's day-to-day management. Mr. Hubbard receives management assistance from Joshua Betts, John Browning and Michael Jeanette, who perform various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

***

The following paragraphs are hereby added after the second paragraph of the section titled "Management of the Funds—Portfolio Managers":

Joshua Betts is a Vice President and Portfolio Manager of the Adviser and has been employed by the Adviser since November 2008. He has been one of the Portfolio Managers primarily responsible for the day-to-day management of the PowerShares Dynamic OTC Portfolio since June 2009. Prior to joining the Adviser, Mr. Betts was a Regional Vice President at Claymore Securities, Inc. from May 2007 to August 2008. Prior to this, he was a Portfolio Consultant for the Adviser from June 2006 to May 2007. From September 2005 to June 2006, he was a mortgage broker for Advanced Mortgage Services. He received a Bachelor of Science from Oregon State University.

***

John Browning is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 2009. Prior to joining the Adviser, Mr. Browning was an Executive Director of the Unit Trust Investment Team with Morgan Stanley from 2005 to 2008. Prior to this, he was a Vice President with Morgan Stanley from 2000 to 2005.

Please Retain This Supplement For Future Reference.

P-PS-STK-2 7/2/09

POWERSHARES EXCHANGE-TRADED FUND TRUST
(the "Trust")

SUPPLEMENT DATED JULY 2, 2009 TO THE PROSPECTUS DATED AUGUST 29, 2008 OF:

PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Telecommunications & Wireless Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares NASDAQ Internet Portfolio
(each a "Fund" and collectively, the "Funds")

Jason Stoneberg has taken an operational role with the Trust and is no longer responsible for the day-to-day management of the Funds. Therefore, all references to Jason Stoneberg are hereby removed.

***

Tom Siomades is no longer responsible for the day-to-day management of the Funds. Therefore, all references to Tom Siomades are hereby removed.

***

The fourth paragraph of the section titled "Management of the Funds" is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the Funds. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of the Funds. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for each Fund's day-to-day management. Mr. Hubbard receives management assistance from John Browning and Michael Jeanette, who perform various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

***

The following paragraph is hereby added after the second paragraph of the section titled "Management of the Funds—Portfolio Managers":

John Browning is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 2009. Prior to joining the Adviser, Mr. Browning was an Executive Director of the Unit Trust Investment Team with Morgan Stanley from 2005 to 2008. Prior to this, he was a Vice President with Morgan Stanley from 2000 to 2005.

Please Retain This Supplement For Future Reference.

P-PS-STK-3 7/2/09

POWERSHARES EXCHANGE-TRADED FUND TRUST
(the "Trust")

SUPPLEMENT DATED JULY 2, 2009 TO THE PROSPECTUS DATED AUGUST 29, 2008 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares CleantechTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares Listed Private Equity Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares NASDAQ-100 BuyWrite Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares Value Line Industry Rotation Portfolio
PowerShares Value Line TimelinessTM Select Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
(each a "Fund" and collectively, the "Funds")

Jason Stoneberg has taken an operational role with the Trust and is no longer responsible for the day-to-day management of the Funds. Therefore, all references to Jason Stoneberg are hereby removed.

***

Tom Siomades is no longer responsible for the day-to-day management of the Funds. Therefore, all references to Tom Siomades are hereby removed.

***

The fourth paragraph of the section titled "Management of the Funds" is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Southard oversees the team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of the Funds. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for each Fund's day-to-day management. Mr. Hubbard receives management assistance from John Browning, Michael Jeanette, Jeffrey Kernagis, Brian McGreal and Travis Trampe, who perform various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

***

The following paragraph is hereby added after the second paragraph of the section titled "Management of the Funds—Portfolio Managers":

John Browning is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the PowerShares Aerospace & Defense Portfolio, PowerShares DWA Technical LeadersTM Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Value Line Industry Rotation Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares WilderHill Progressive Energy Portfolio since June 2009. Prior to joining the Adviser, Mr. Browning was an Executive Director of the Unit Trust Investment Team with Morgan Stanley from 2005 to 2008. Prior to this, he was a Vice President with Morgan Stanley from 2000 to 2005.

Please Retain This Supplement For Future Reference.

P-PS-STK-4 7/2/09

POWERSHARES EXCHANGE-TRADED FUND TRUST
(the "Trust")

SUPPLEMENT DATED JULY 2, 2009 TO THE PROSPECTUS DATED AUGUST 29, 2008 OF:

PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares FTSE NASDAQ Small Cap Portfolio
PowerShares Zacks Micro Cap Portfolio
PowerShares Zacks Small Cap Portfolio
(each a "Fund" and collectively, the "Funds")

Jason Stoneberg has taken an operational role with the Trust and is no longer responsible for the day-to-day management of the Funds. Therefore, all references to Jason Stoneberg are hereby removed.

***

Tom Siomades is no longer responsible for the day-to-day management of the Funds. Therefore, all references to Tom Siomades are hereby removed.

***

The fourth paragraph of the section titled "Management of the Funds" is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of the Funds. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for each Fund's day-to-day management. Mr. Hubbard receives management assistance from John Browning and Michael Jeanette, who perform various functions related to portfolio management, including but not limited to, investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

***

The following paragraph is hereby added after the second paragraph of the section titled "Management of the Funds—Portfolio Managers":

John Browning is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 2009. Prior to joining the Adviser, Mr. Browning was an Executive Director of the Unit Trust Investment Team with Morgan Stanley from 2005 to 2008. Prior to this, he was a Vice President with Morgan Stanley from 2000 to 2005.

Please Retain This Supplement For Future Reference.

P-PS-STK-5 7/2/09

POWERSHARES EXCHANGE-TRADED FUND TRUST
(the "Trust")

SUPPLEMENT DATED JULY 2, 2009 TO THE PROSPECTUS DATED AUGUST 29, 2008 OF:

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
(the "Fund")

Jason Stoneberg has taken an operational role with the Trust and is no longer responsible for the day-to-day management of the Fund. Therefore, all references to Jason Stoneberg are hereby removed.

***

Tom Siomades is no longer responsible for the day-to-day management of the Fund. Therefore, all references to Tom Siomades are hereby removed.

***

The fourth paragraph of the section titled "Management of the Funds" is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the Fund. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of the Fund. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for the Fund's day-to-day management. Mr. Hubbard receives management assistance from Joshua Betts, John Browning and Michael Jeanette, who perform various functions related to portfolio management, including but not limited to, investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

***

The following paragraph is hereby added after the second paragraph of the section titled "Management of the Funds—Portfolio Managers":

Joshua Betts is a Vice President and Portfolio Manager of the Adviser and has been employed by the Adviser since November 2008. He has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since June 2009. Prior to joining the Adviser, Mr. Betts was a Regional Vice President at Claymore Securities, Inc. from May 2007 to August 2008. Prior to this, he was a

Portfolio Consultant for the Adviser from June 2006 to May 2007. From September 2005 to June 2006, he was a mortgage broker for Advanced Mortgage Services. He received a Bachelor of Science from Oregon State University.

John Browning is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since June 2009. Prior to joining the Adviser, Mr. Browning was an Executive Director of the Unit Trust Investment Team with Morgan Stanley from 2005 to 2008. Prior to this, he was a Vice President with Morgan Stanley from 2000 to 2005.

Please Retain This Supplement For Future Reference.

P-PS-STK-6 7/2/09

POWERSHARES EXCHANGE-TRADED FUND TRUST
(the "Trust")

SUPPLEMENT DATED JULY 2, 2009 TO THE PROSPECTUS DATED AUGUST 29, 2008 OF:

PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Healthcare Services Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Software Portfolio
(each a "Fund" and collectively, the "Funds")

Jason Stoneberg has taken an operational role with the Trust and is no longer responsible for the day-to-day management of the Funds. Therefore, all references to Jason Stoneberg are hereby removed.

***

Tom Siomades is no longer responsible for the day-to-day management of the Funds. Therefore, all references to Tom Siomades are hereby removed.

***

The fourth paragraph of the section titled "Management of the Funds" is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of the Funds. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for each Fund's day-to-day management. Mr. Hubbard receives management assistance from John Browning and Michael Jeanette, who perform various functions related to portfolio management, including but not limited to, investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

***

The following paragraph is hereby added after the second paragraph of the section titled "Management of the Funds—Portfolio Managers":

John Browning is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 2009. Prior to joining the Adviser, Mr. Browning was an Executive Director of the Unit Trust Investment Team with Morgan Stanley from 2005 to 2008. Prior to this, he was a Vice President with Morgan Stanley from 2000 to 2005.

Please Retain This Supplement For Future Reference.

P-PS-STK-7 7/2/09

POWERSHARES EXCHANGE-TRADED FUND TRUST
(the "Trust")

SUPPLEMENT DATED JULY 2, 2009 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 29, 2008 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Buyback AchieversTM Portfolio
PowerShares CleantechTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Healthcare Services Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Dynamic Software Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Dynamic Utilities Portfolio
PowerShares Financial Preferred Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio
PowerShares Listed Private Equity Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Value Line Industry Rotation Portfolio
PowerShares Value Line TimelinessTM Select Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares Zacks Micro Cap Portfolio
PowerShares Zacks Small Cap Portfolio
(the "Funds")

The last sentence of the first paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

Mr. Hubbard receives management assistance from Joshua Betts, John Browning, Michael Jeanette, Jeffrey Kernagis, Brian McGreal and Travis Trampe.

***

The following paragraph is hereby added after the third paragraph of the section titled "Management—Portfolio Managers":

As of July 1, 2009, in addition to three Funds of the Trust, Mr. Betts managed 22 portfolios of exchange-traded funds in the Fund Family with a total of approximately $2.3 billion in assets and no other pooled investment vehicles.

As of July 1, 2009, in addition to 58 Funds of the Trust, Mr. Browning managed three portfolios of exchange-traded funds in the Fund Family with a total of approximately $6.4 billion in assets and no other pooled investment vehicles.

***

The first paragraph on the top of page 24 is hereby removed and replaced with the following:

As of July 31, 2008, the dollar range of securities beneficially owned by Mr. Southard in the Trust was over $1,000,000. As of July 31, 2008, the dollar ranges of securities beneficially owned by Messrs. Hubbard, Jeanette, Kernagis, McGreal and Trampe were $0, $0, $1-$10,000, $0 and $0, respectively. As of

July 1, 2009, the dollar ranges of securities beneficially owned by Messrs. Betts and Browning were $1-$10,000 and $0, respectively. The portfolio holdings of Messrs. Southard and Kernagis as of July 31, 2008 and of Mr. Betts as of July 1, 2009 are shown below.

***

The following chart is hereby added after the chart displaying the portfolio holdings for John W. Southard, Jr. at the top of page 24:

Joshua Betts

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares FTSE RAFI US 1000 Portfolio	X

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-1 7/2/09

POWERSHARES EXCHANGE-TRADED FUND TRUST
(the "Trust")

SUPPLEMENT DATED JULY 2, 2009 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 29, 2008 OF:

PowerShares FTSE NASDAQ Small Cap Portfolio
PowerShares NASDAQ-100 BuyWrite Portfolio
PowerShares NASDAQ Internet Portfolio
PowerShares NXQ Portfolio
PowerShares S&P 500 BuyWrite Portfolio
(the "Funds")

The sentence of the first paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

Mr. Hubbard receives management assistance from John Browning, Michael Jeanette, Jeffrey Kernagis, Brian McGreal and Travis Trampe.

***

The following paragraph is hereby added after the third paragraph of the section titled "Management—Portfolio Managers":

As of July 1, 2009, in addition to 58 Funds of the Trust, Mr. Browning managed three portfolios of exchange-traded funds in the Fund Family with a total of approximately $6.4 billion in assets and no other pooled investment vehicles.

***

The last paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

As of November 25, 2008, the dollar range of securities beneficially owned by Mr. Southard in the Trust was over $1,000,000. As of November 25, 2008, the dollar ranges of securities beneficially owned by Messrs. Hubbard, Jeanette, Kernagis, McGreal and Trampe in the Trust was $0, $0, $1-$10,000, $0 and $0, respectively. As of July 1, 2009, Mr. Browning did not own any securities of the Trust. The portfolio holdings of Messrs. Southard and Kernagis as of November 25, 2008, are shown below.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-5 7/2/09